Related parties - (Schedule of information about key management personnel) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 11.1	$ 11.1
Post-employment benefits	1.0	0.9
Termination benefits	0.0	0.7
Long-term share-based awards	9.0	3.6
Total key management personnel compensation	$ 21.1	$ 16.3